Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stock Options [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	4,525,205	4,525,205
Granted	1,330,360	1,684,960
Exercised		(150,000)
Expired or canceled, during the period	(750,000)	(580,000)
Forfeited, during the period	(612,500)	(1,350,375)
Ending Balance, Number of Options/Warrants	4,493,065	4,129,790
Options/Warrants exercisable	2,054,728	2,241,353
Beginning Balance, Weighted Average Exercise Price	$ 0.97	$ 0.97
Granted, Weighted Average Exercise Price	$ 0.57	$ 0.58
Exercised, Weighted Average Exercise Price		$ 0.08
Expired or canceled, during the period	$ 1.08	$ 1.07
Forfeited, Weighted Average Exercise Price	$ 1.20	$ 1.26
Ending Balance, Weighted Average Exercise Price	$ 0.76	$ 0.74
Exercisable, Weighted Average Exercise Price	$ 0.80	$ 0.78
Non-Employee Stock Option [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	900,000	900,000
Granted	50,000	50,000
Exercised
Expired or canceled, during the period	(750,000)	(450,000)
Forfeited, during the period		(300,000)
Ending Balance, Number of Options/Warrants	200,000	200,000
Options/Warrants exercisable	200,000	200,000
Beginning Balance, Weighted Average Exercise Price	$ 1.08	$ 1.08
Granted, Weighted Average Exercise Price	$ 0.54	$ 0.54
Vested, Weighted Average Exercise Price		$ 0.61
Expired or canceled, during the period	$ 1.08	$ 1.00
Forfeited, Weighted Average Exercise Price		$ 1.21
Ending Balance, Weighted Average Exercise Price	$ 0.93	$ 0.93
Exercisable, Weighted Average Exercise Price	$ 0.93	$ 0.93
Unvested Stock Options [Member]
Schedule of Stock Options, Non-employee Stock Option and Unvested Stock Options
Beginning Balance	2,353,591	2,353,591
Granted	1,330,360	1,684,960
Vested	(353,114)	(799,739)
Expired or canceled, during the period	(300,000)
Forfeited, during the period	(592,500)	(1,350,375)
Ending Balance, Number of Options/Warrants	2,438,337	1,888,437
Beginning Balance, Weighted Average Exercise Price	$ 0.99	$ 0.99
Granted, Weighted Average Exercise Price	$ 0.57	$ 0.57
Vested, Weighted Average Exercise Price	$ 0.97	$ 0.80
Expired or canceled, during the period	$ 1.21
Forfeited, Weighted Average Exercise Price	$ 0.90	$ 0.90
Ending Balance, Weighted Average Exercise Price	$ 0.69	$ 0.57